SUPPLEMENTAL INFORMATION SUPPLEMENTAL INFORMATION (Details) (USD $)	12 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 company	Apr. 30, 2014 company t	Apr. 24, 2014	Mar. 31, 2015 company	Sep. 15, 2014	Apr. 23, 2014
Property, Plant and Equipment [Line Items]
Value of share consideration paid in connection with purchase of vessel	$ 38,874,000
Cash paid to acquire SPCs	24,085,000	0	0
Cash acquired upon purchase of SPCs	68,560,000	0	0
Frontline 2012 [Member]
Property, Plant and Equipment [Line Items]
Capesize drybulk size range					180,000
Value of share consideration paid in connection with purchase of vessel				356,800,000	194,400,000
Noncash or Part Noncash Acquisition, Payables Assumed					150,000,000
Number of SPCs expected to acquire					25
Number of SPCs acquired				13	5
Cash acquired upon purchase of SPCs				25,100,000	43,400,000
Value of Share Consideration Paid in Connection with Purchase of SPCs, Net of Cash Acquired				331,661,000	150,959,000
Karpasia [Member]
Property, Plant and Equipment [Line Items]
Value of share consideration paid in connection with purchase of vessel					38,900,000
Noncash or Part Noncash Acquisition, Payables Assumed					150,000,000
Cash paid to acquire SPCs					24,000,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued as consideration					15,500,000
Common Stock [Member] | Frontline 2012 [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued as consideration				31,000,000	15,500,000.0
Share price (in USD per share)				$ 11.51	$ 12.54			$ 11.51
Common Stock [Member] | Karpasia [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued as consideration				31,000,000	3,100,000.0	3,100,000.0
Share price (in USD per share)					$ 12.54				$ 12.54
Capital Addition Purchase Commitments [Member]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed				490,000,000
Capital Addition Purchase Commitments [Member] | Karpasia [Member]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed					150,000,000
Subsequent Event [Member] | Frontline 2012 [Member]
Property, Plant and Equipment [Line Items]
Number of SPCs acquired							12
Cash paid to acquire SPCs							36,400,000
Cash acquired upon purchase of SPCs							108,600,000
Subsequent Event [Member] | Common Stock [Member] | Frontline 2012 [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued as consideration							31,000,000
Subsequent Event [Member] | Capital Addition Purchase Commitments [Member] | Frontline 2012 [Member]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed							$ 404,000,000